Assets and Liabilities Held for Sale and Discontinued Operations	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale and discontinued operations	ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS
The net income/(loss) from discontinued operations for the six months ended June 30, 2023 and 2022 are as follows:

	2023
(in thousands of $)	CoolCo	TundraCo (1)	Total
Net income from discontinued operations	293	—	293

	2022
(in thousands of $)	CoolCo	TundraCo (1)	Total
Loss from discontinued operations	(194,912)	(699)	(195,611)
(Loss)/gain on disposal	(10,060)	123,299	113,239
Net (loss)/income from discontinued operations	(204,972)	122,600	(82,372)
(1) On May 31, 2022, we completed the sale of our subsidiary Golar LNG NB 13 Corporation, owner of the FSRU Golar Tundra and recognized a gain on disposal of $123.2 million which comprised of (i) cash proceeds received of $352.5 million, (ii) partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) related fees incurred in relation to disposal of $0.3 million.

11.1 The CoolCo Disposal

The disposals of Cool Company Ltd (“CoolCo” and the “CoolCo Disposal”) closed in stages from March 3, 2022 to June 30, 2022. As of June 30, 2022, we recognized a loss on disposal of $10.1 million in relation to the subsidiaries disposed, comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).

In November 2022, CoolCo and us agreed for CoolCo to acquire our vessel operations in Malaysia. Consequently, the associated assets and liabilities of our Malaysia vessel operations were classified as held-for-sale and qualified as a discontinued operation. As such, we have retrospectively reclassified the results as “Net income/(loss) from discontinued operations.” In May 2023, the sale was completed and we recognized a gain on disposal of $27.0 thousand.

Our continuing involvement with the discontinued operations for the six months ended June 30, 2023 and 2022, includes:
•our equity method investment in CoolCo until March 2, 2023 (note 16);
•$0.5 million and $0.3 million financial guarantees fees, respectively, with respect to the debt assumed by CoolCo related to the Golar Kelvin and Golar Ice of $193.8 million, in place until the earlier of the repayment of the vessel debt by CoolCo or until release by the lessors;
•$1.4 million and $1.2 million management and administrative services revenue, respectively, for the provision of IT services, routine accounting services, treasury services, finance operation services, and any additional services reasonably required pursuant to the CoolCo Administrative Services Agreement (“CoolCo ASA”). The CoolCo ASA ended on June 30, 2023;
•$nil and $2.0 million net expenses, respectively, relating to the CoolCo’s vessels participation in the Cool Pool arrangement. We exited this pooling arrangement in November 2022;
•$1.0 million and $nil ship management fee expense, respectively, for CoolCo’s management of our LNG carrier Golar Arctic, and our contractual vessel management obligations for Golar Tundra and LNG Croatia for the six months ended June 30, 2023. There was no comparable expense in the same period in 2022; and
•$0.1 million and $nil administrative services expense, for CoolCo’s provision of IT and finance services to us pursuant to our short term CoolCo Administrative Services Agreement entered into in May 2023.